Accruals And Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of accruals and other payables

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Current:
Staff salaries and welfare payables	94,133	52,526	8,242
Accrued external research and development activities related expenses	218,583	367,976	57,743
Accrued cost in relation to planned dual listing	2,010	4,793	752
Accrued private placement offering costs payable	128,786	—	—
Termination fee (Note 18)	—	57,381	9,004
Non-refundable incentive payment from depositary bank (1)	2,424	2,369	372
Accrued traveling expenses, office expenses and others	114,622	108,290	16,994

	560,558	593,335	93,107

Non-current:
Non-refundable incentive payment from depositary bank (1)	7,474	4,934	774
Non-refundable payment received in relation to the exclusive promotion right granted to a third party (2)	—	10,000	1,569
Advance payment received from an employee for exercise of stock options	1,501	—	—

	8,975	14,934	2,343

Total	569,533	608,269	95,450